SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details)	9 Months Ended
Sep. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants outstanding	979,557
Weighted average remaining contractual life (years)	11 months 4 days
Warrants Expiring April 16, 2023 [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	683,905
Exercise price | $ / shares	$ 1.75
Weighted average remaining contractual life (years)	4 months 17 days
Warrants Expiring August 03, 2024 [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding	295,652
Exercise price | $ / shares	$ 2.40
Weighted average remaining contractual life (years)	6 months 18 days